SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) - USD ($)		6 Months Ended				12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Concentration Risk [Line Items]
Accounts receivable		$ 2,499,902				$ 1,506,894		$ 2,532,551
Revenues		12,091,762		$ 12,132,668		21,188,606		15,474,918		$ 18,298,565
Accounts payable		1,603,490				2,217,720		929,816
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 500,249					[1]		[2]
Concentration risk percentage		20.01%				(0.00%)	[1]		[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Accounts receivable						$ 795,879
Concentration risk percentage						52.82%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 489,332				$ 795,879
Concentration risk percentage		19.57%				52.82%			[2]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Accounts receivable						$ 316,273
Concentration risk percentage						20.99%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 378,980					[2]	$ 997,506
Concentration risk percentage		15.16%					[2]	39.39%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Accounts receivable	[1]
Concentration risk percentage	[1]					(0.00%)
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 374,882					[2]	$ 553,800
Concentration risk percentage		15.00%					[2]	21.87%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Accounts receivable	[1]
Concentration risk percentage	[1]					(0.00%)
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 262,855					[2]	$ 479,511
Concentration risk percentage		10.51%					[2]	18.93%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Accounts receivable	[1]
Concentration risk percentage	[1]					(0.00%)
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Accounts receivable			[1]			$ 316,273
Concentration risk percentage		(0.00%)	[1]			20.99%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 2,006,298				$ 1,112,152		$ 2,030,817
Concentration risk percentage		80.25%				73.81%		80.19%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.83%		24.91%		21.77%		12.61%
Revenues		$ 3,607,257		$ 3,022,476		$ 4,612,959		$ 1,951,384
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	16.90%		10.30%			[2]
Revenues			[1]	$ 2,050,295		$ 2,182,042			[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.70%		10.15%			[2]
Revenues			[1]	$ 1,298,049		$ 2,151,473			[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage							[2]	10.41%
Revenues							[2]	$ 1,611,111
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[2]
Revenues	[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.83%		52.51%		42.22%		23.02%
Revenues		$ 3,607,257		$ 6,370,820		$ 8,946,474		$ 3,562,495
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		25.24%				18.81%		89.25%
Accounts payable		$ 404,718				$ 417,196		$ 829,815
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.60%				14.62%			[2]
Accounts payable		$ 330,361				$ 324,219			[2]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.36%				10.19%			[2]
Accounts payable		$ 230,211				$ 225,931			[2]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		(0.00%)	[1]			32.69%
Accounts payable			[1]			$ 724,946			[2]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		(0.00%)	[1]			12.35%
Accounts payable			[1]			$ 273,999
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		60.20%				78.47%		89.25%
Accounts payable		$ 965,290				$ 1,966,291		$ 829,815
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Previously Reported [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage						32.69%
Accounts payable						$ 724,946
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Previously Reported [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage						18.81%
Accounts payable						$ 417,196
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Previously Reported [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage						14.62%
Accounts payable						$ 324,219
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Previously Reported [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage						12.35%
Accounts payable						$ 273,999
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Previously Reported [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage						88.66%
Accounts payable						$ 1,740,360
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.82%		(0.00%)	[1]	16.99%
Cost of goods and services sold		$ 1,266,176				$ 3,808,157
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		(0.00%)	[1]	17.54%		11.02%		11.95%
Cost of goods and services sold				$ 2,301,768		$ 2,471,212		$ 1,706,583
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		(0.00%)	[1]	13.80%				18.25%
Cost of goods and services sold				$ 1,811,820				$ 2,607,552
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		(0.00%)	[1]	10.96%
Cost of goods and services sold				$ 1,438,856
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.82%		42.30%		28.01%		30.20%
Cost of goods and services sold		$ 1,266,176		$ 5,552,444		$ 6,279,369		$ 4,314,135

[1]	represented the percentage below 10%
[2]	represented the percentage below 10%